Note 23 - Assets Held for Sale - Disposal of Assets Held For Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment			$ 227
Trade and other receivables			84
Total assets			311
Rehabilitation provision			650
Trade and other payables			8
Total liabilities			658
Cash received			1,000
Deferred consideration (at January 31, 2019)			1,953
Total consideration			2,953
Net liabilities derecognised			347
Cumulative exchange differences in respect of the net liabilities of the subsidiary reclassified from equity on loss of control of subsidiary			2,109
Fair value consideration receivable (at January 31, 2019)			2,953
Profit on sale of subsidiary	$ 0	$ 0	$ 5,409